Pension and Other Postretirement Benefits (Tables)	12 Months Ended
Apr. 30, 2011
Pension and Other Postretirement Benefits [Abstract]
Annual pension and other postretirement benefit expenses as per the changed measurement date

	Pension	Medical and Life	Total
	Benefits	Insurance Benefits	Benefits
Retained earnings	$(2)	$(1)	$(3)
Accumulated other comprehensive income	8	1	9

Total	$6	$—	$6

Change in present value of pension and other postretirement benefit obligation

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Obligation at beginning of year	$415	$577	$44	$58
Service cost	10	16	1	1
Interest cost	32	33	3	3
Net actuarial loss (gain)	143	10	12	(10)
Plan amendments	—	—	—	6
Retiree contributions	—	—	2	2
Benefits paid	(23)	(24)	(4)	(4)
Special termination benefits	—	1	—	—

Obligation at end of year	$577	$613	$58	$56

Expected benefit payments over the next 10 years

	Pension	Medical and Life
	Benefits	Insurance Benefits
2012	$25	$3
2013	26	3
2014	28	3
2015	29	3
2016	30	3
2017—2021	179	18

Fair value of pension plan assets by category, as well as the actual and target allocations

					Allocation by Asset Class
	Level 1	Level 2	Level 3	Total	Actual	Target
April 30, 2010:
Commingled trust funds(a):
Equity funds	$—	$176	$—	$176	50%	47%
Fixed income funds	—	117	—	117	33%	30%
Real estate funds	—	14	10	24	7%	8%

Total commingled trust funds	—	307	10	317	90%	85%

Hedge funds(b)	—	—	19	19	5%	5%
Private equity(c)	—	—	13	13	4%	5%
Cash and temporary investments(d)	2	—	—	2	1%	—
Other	—	—	—	—	—	5%

Total	$2	$307	$42	$351	100%	100%

April 30, 2011:
Commingled trust funds:
Equity funds	$—	$232	$—	$232	50%	47%
Fixed income funds	—	166	—	166	35%	35%
Real estate funds	—	18	9	27	6%	8%

Total commingled trust funds	—	416	9	425	91%	90%

Hedge funds	—	—	24	24	5%	5%
Private equity	—	—	16	16	3%	5%
Cash and temporary investments	2	—	—	2	1%	—

Total	$2	$416	$49	$467	100%	100%

(a)	Commingled trust fund valuations are based on the net asset value (NAV) of the funds as determined by the administrator of the fund and reviewed by us. NAV represents the underlying assets owned by the fund, minus liabilities and divided by the number of shares or units outstanding.

(b)	Hedge fund valuations are primarily based on the NAV of the funds as determined by the administrator of the fund and reviewed by us. During our review, we determine whether it is necessary to adjust the valuation for inherent liquidity and redemption issues that may exist within the fund’s underlying assets or fund unit values.

(c)	As of April 30, 2010 and 2011, consists only of limited partnership interests, which are valued at the percentage ownership of total partnership equity as determined by the general partner. These valuations require significant judgment due to the absence of quoted market prices, the inherent lack of liquidity, and the long-term nature of these investments.

(d)	Cash and temporary investments consist of money market funds and are valued at their respective NAVs as determined by those funds each business day.

Change in fair value of Level 3 assets

	Real Estate	Hedge	Private
	Funds	Funds	Equity	Total
Balance as of May 1, 2009	$15	$4	$13	$32
Return on assets held at end of year	(4)	1	—	(3)
Return on assets sold during year	—	(1)	(1)	(2)
Purchases and settlements	—	17	2	19
Sales and settlements	(1)	(2)	(1)	(4)

Balance as of April 30, 2010	10	19	13	42
Return on assets held at end of year	2	1	1	4
Return on assets sold during year	—	(1)	—	(1)
Purchases and settlements	—	6	4	10
Sales and settlements	(3)	(1)	(2)	(6)

Balance as of April 30, 2011	$9	$24	$16	$49

Change in fair value of the pension plan assets

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Fair value at beginning of year	$284	$351	$—	$—
Actual return on plan assets	77	64	—	—
Retiree contributions	—	—	2	2
Company contributions	13	76	2	2
Benefits paid	(23)	(24)	(4)	(4)

Fair value at end of year	$351	$467	$—	$—

Funded status of plans

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Assets	$351	$467	$—	$—
Obligations	(577)	(613)	(58)	(56)

Funded status	$(226)	$(146)	$(58)	$(56)

Funded status is recorded on the accompanying consolidated balance sheets

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Other assets	$5	$7	$—	$—
Accounts payable and accrued expenses	(3)	(3)	(3)	(3)
Accrued postretirement benefits	(228)	(150)	(55)	(53)

Net liability	$(226)	$(146)	$(58)	$(56)

Accumulated other comprehensive loss:
Net actuarial loss (gain)	$299	$263	$7	$(3)
Prior service cost	4	3	1	6

	$303	$266	$8	$3

Pension plans that have assets in excess of their accumulated benefit obligations with those whose assets are less than their obligations

			Accumulated		Projected
			Benefit		Benefit
	Plan Assets		Obligation		Obligation
	2010	2011	2010	2011	2010	2011
Plans with assets in excess of accumulated benefit obligation	$45	$50	$38	$41	$40	$42
Plans with accumulated benefit obligation in excess of assets	306	417	476	505	537	571

Total	$351	$467	$514	$546	$577	$613

Pension Expense

	Pension Benefits
	2009	2010	2011
Service cost	$13	$10	$16
Interest cost	30	32	33
Special termination benefits	1	—	1
Expected return on plan assets	(35)	(34)	(36)
Amortization of:
Prior service cost	1	1	1
Net actuarial loss	6	4	18

Net expense	$16	$13	$33

Postretirement medical and life insurance benefit expense

	Medical and Life Insurance Benefits
	2009	2010	2011
Service cost	$1	$1	$1
Interest cost	3	3	3

Net expense	$4	$4	$4

Amounts recognized in other comprehensive income

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Prior service cost	$1	$—	$—	$—	$—	$5
Actuarial loss (gain)	92	100	(18)	(9)	12	(10)
Amortization reclassified to net income:
Prior service cost	(1)	(1)	(1)	—	—	—
Net actuarial loss	(6)	(4)	(18)	—	—	—

Net amount recognized in other comprehensive income	$86	$95	$(37)	$(9)	$12	$(5)

Assumptions used in computing benefit plan obligations

	Pension		Medical and Life
	Benefits		Insurance Benefits
	2010	2011	2010	2011
Discount rate	5.91%	5.67%	5.78%	5.59%
Rate of salary increase	4.00%	4.00%	n/a	n/a

Assumptions used in computing benefit plan expense

	Pension			Medical and Life
	Benefits			Insurance Benefits
	2009	2010	2011	2009	2010	2011
Discount rate	6.87%	7.94%	5.91%	6.87%	7.80%	5.78%
Rate of salary increase	4.00%	4.00%	4.00%	n/a	n/a	n/a
Expected return on plan assets	8.75%	8.50%	8.50%	n/a	n/a	n/a

Assumed health care cost trend rates

	Medical and Life
	Insurance Benefits
	2010	2011
Health care cost trend rate assumed for next year:
Present rate before age 65	8.0%	7.5%
Present rate age 65 and after	8.0%	7.5%